Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional
Shareholder Report [Line Items]
Fund Name	Asia Pacific Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Asia Pacific Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.41%1,[2]
[1],[2]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%	[1],[2]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.05% for the Portfolio and 23.99% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Asia Pacific equities had positive returns for the period. As measured by the MSCI Pacific ex Japan indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.
• Exclusion of REITs detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Asia Pacific Small Company Portfolio – Institutional	22.05%	4.24%	3.37%
MSCI Pacific ex Japan Index (net div.)[1]	25.73%	4.34%	4.09%
MSCI Pacific ex Japan Small Cap Index (net div.)	23.99%	4.96%	3.56%
[3]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 153,631,000
Holdings Count | $ / shares	727
Advisory Fees Paid, Amount	$ 540,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$153,631
Number of Holdings	727
Net Advisory Fees Paid (Thousands)	$540
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
HUB24 Ltd.	1.5%
Sandfire Resources Ltd.	1.4%
Lendlease Corp. Ltd.	1.3%
Bank of Queensland Ltd.	1.3%
Zip Co. Ltd.	1.3%
Ansell Ltd.	1.3%
Perseus Mining Ltd.	1.1%
Reliance Worldwide Corp. Ltd.	1.1%
Ventia Services Group Pty. Ltd.	1.1%
AMP Ltd.	1.0%

Top Countries (% of Total Investments)
Australia	69.8%
Hong Kong	16.4%
Singapore	8.8%
New Zealand	3.1%
United States	1.9%
[4],[5]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Continental Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Continental Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.40%1,[2]
[6],[7]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%	[6],[7]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.74% for the Portfolio and 22.72% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Europe ex UK equities had positive returns for the period. As measured by the MSCI Europe ex UK indices, small cap stocks performed in line with mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Exclusion of low profitability growth stocks contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Continental Small Company Portfolio – Institutional	23.74%	7.43%	7.81%
MSCI Europe ex UK Index (net div.)[1]	22.68%	7.19%	5.81%
MSCI Europe ex UK Small Cap Index (net div.)	22.72%	6.06%	7.07%
[8]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 796,874,000
Holdings Count | $ / shares	1,160
Advisory Fees Paid, Amount	$ 2,727,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$796,874
Number of Holdings	1,160
Net Advisory Fees Paid (Thousands)	$2,727
Portfolio Turnover Rate	16%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	1.2%
PSP Swiss Property AG	0.8%
Georg Fischer AG	0.7%
LEG Immobilien SE	0.7%
Belimo Holding AG	0.7%
Helvetia Holding AG	0.7%
Alstom SA	0.7%
BPER Banca SpA	0.7%
Siegfried Holding AG	0.7%
CTS Eventim AG & Co. KGaA	0.7%

Top Countries (% of Total Investments)
Switzerland	17.5%
Germany	14.3%
France	11.6%
Italy	10.0%
Denmark	7.1%
Sweden	6.6%
Spain	6.2%
Finland	5.7%
Netherlands	4.8%
Belgium	3.8%
[9],[10]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Commodity Strategy Portfolio
Class Name	Institutional
Trading Symbol	DCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Commodity Strategy Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.32%[1]
[11]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%	[11]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were -0.54% for the Portfolio and -1.18% for the Bloomberg Commodity Total Return Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Natural Gas and Soybeans were the worst performing commodities returning -62.95% and -25.87%, respectively. Coffee and Silver were the best performing commodities, returning 56.85% and 34.69%, respectively.
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Maturity selection across individual commodity futures contributed positively to relative performance.
• Fixed income collateral pool’s allocation to corporate bonds also contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Commodity Strategy Portfolio – Institutional	-0.54%	6.47%	0.07%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
Bloomberg Commodity Total Return Index	-1.18%	6.96%	-0.08%
[12]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,067,879,000
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 3,164,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,067,879
Number of Holdings	137
Net Advisory Fees Paid (Thousands)	$3,164
Portfolio Turnover Rate	56%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Public Storage Operating Co.	2.1%
Royal Bank of Canada	2.1%
Toyota Motor Credit Corp.	1.9%
Charles Schwab Corp.	1.9%
American Express Co.	1.9%
NextEra Energy Capital Holdings, Inc.	1.8%
Magna International, Inc.	1.7%
Elevance Health, Inc.	1.7%
BNP Paribas SA	1.6%
Edison International	1.6%

Sector Allocation (% of Total Investments)
U.S. Government	64.7%
Financials	16.7%
Consumer, Non-cyclical	5.1%
Utilities	3.7%
Consumer, Cyclical	3.5%
Energy	2.6%
Industrials	2.0%
Technology	0.7%
Other	0.4%
Basic Materials	0.3%
Communications	0.3%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Global Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
[13]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%	[13]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.50% for the Portfolio and 30.66% for the S&P Global REIT Index (net dividends) the Portfolio’s REIT benchmark (‘benchmark”).
PERFORMANCE HIGHLIGHTS
Publicly traded global real estate investment trusts (REITs) had positive returns for the period. The U.S. REIT market had positive performance for the period as measured by the Dow Jones US Select REIT indices and outperformed non-U.S. REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Portfolio’s:
• Inclusion of specialized REITs, particularly Tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Global Real Estate Securities Portfolio – Institutional	30.50%	1.73%	4.73%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	8.86%
S&P Global REIT Index (net div.)[2]	30.66%	1.15%	3.71%
[14],[15]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,595,939,000
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 9,218,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,595,939
Number of Holdings	135
Net Advisory Fees Paid (Thousands)	$9,218
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA International Real Estate Securities Portfolio	24.9%
Prologis, Inc.	6.1%
American Tower Corp.	5.3%
Equinix, Inc.	4.4%
Welltower, Inc.	4.1%
Digital Realty Trust, Inc.	3.2%
Simon Property Group, Inc.	2.8%
Realty Income Corp.	2.7%
Public Storage	2.6%
Crown Castle, Inc.	2.4%
[16]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 20.91% for the Portfolio and 21.22% for the S&P Global ex US REIT Index (net dividends)  the Portfolio’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. REITs had positive returns for the period. As measured by the S&P Global ex US REIT Index, Global ex U.S. REITs underperformed Global ex U.S. equities as measured by the MSCI All Country World ex USA IMI Index and underperformed U.S. REITs as measured by the Dow Jones U.S. Select REIT Index.
Relative to the benchmark:
• Valuation timing differences between the Portfolio and the index detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA International Real Estate Securities Portfolio – Institutional	20.91%	-2.99%	1.10%
MSCI All Country World ex USA IMI Index (net div.)[1]	24.25%	5.83%	4.92%
S&P Global ex US REIT Index (net div.)[2]	21.22%	-3.66%	0.83%
[17],[18]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,410,481,000
Holdings Count | $ / shares	338
Advisory Fees Paid, Amount	$ 8,309,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,410,481
Number of Holdings	338
Net Advisory Fees Paid (Thousands)	$8,309
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Goodman Group	9.5%
Segro PLC	3.1%
Link REIT	2.8%
Scentre Group	2.8%
CapitaLand Integrated Commercial Trust	2.0%
Stockland	1.9%
Unibail-Rodamco-Westfield	1.8%
CapitaLand Ascendas REIT	1.8%
Nippon Building Fund, Inc.	1.5%
Klepierre SA	1.4%

Top Countries (% of Total Investments)
Australia	24.9%
Japan	20.0%
United Kingdom	14.5%
Singapore	10.9%
France	6.6%
Canada	4.8%
Belgium	3.4%
Hong Kong	3.4%
Mexico	2.5%
South Africa	2.3%
[19],[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA International Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.41% for the Portfolio and 22.18% for the MSCI World ex USA Small Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks contributed as the index included growth stocks with relative prices too high for inclusion in the portfolio, which underperformed.
• Exclusion of REITs also contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA International Small Cap Value Portfolio – Institutional	23.41%	7.76%	5.92%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Value Index (net div.)	22.18%	5.19%	5.26%
[21]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,285,138,000
Holdings Count | $ / shares	1,855
Advisory Fees Paid, Amount	$ 43,814,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,285,138
Number of Holdings	1,855
Net Advisory Fees Paid (Thousands)	$43,814
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	1.6%
Alamos Gold, Inc. A	1.1%
Helvetia Holding AG	0.9%
BPER Banca SpA	0.9%
Marks & Spencer Group PLC	0.8%
Celestica, Inc.	0.8%
Bellway PLC	0.7%
Canadian Western Bank	0.7%
Siegfried Holding AG	0.7%
Jyske Bank AS	0.7%

Top Countries (% of Total Investments)
Japan	25.2%
United Kingdom	12.8%
Canada	12.7%
Switzerland	6.9%
Australia	6.6%
Italy	6.6%
France	4.5%
Spain	3.8%
Germany	3.6%
Denmark	3.2%
[22],[23]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DFA Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.18%[1]
[24]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%	[24]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 34.33% for the Portfolio and 35.66% for the Dow Jones U.S. Select REIT Index the Portfolio’s REIT benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. REITs had positive returns for the period. As measured by the Dow Jones US Select REIT Index, U.S. REITs underperformed U.S. equities as measured by the Russell indices, but outperformed non-US REITs as measured by the S&P Global ex US REIT indices.
Relative to the benchmark, the Portfolio’s:
•Inclusion of specialized REITs, particularly its inclusion of tower REITs, detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Real Estate Securities Portfolio – Institutional	34.33%	4.21%	6.62%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Dow Jones U.S. Select REIT Index	35.66%	3.53%	5.60%
[25]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,478,822,000
Holdings Count | $ / shares	139
Advisory Fees Paid, Amount	$ 10,525,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,478,822
Number of Holdings	139
Net Advisory Fees Paid (Thousands)	$10,525
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Prologis, Inc.	7.7%
American Tower Corp.	7.3%
Equinix, Inc.	6.3%
Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.3%
Simon Property Group, Inc.	4.1%
Public Storage	3.9%
Realty Income Corp.	3.8%
Crown Castle, Inc.	3.5%
Iron Mountain, Inc.	2.7%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[26],[27]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.66% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Core Equity Portfolio – Institutional	23.66%	6.43%	4.58%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 28,287,324,000
Holdings Count | $ / shares	7,494
Advisory Fees Paid, Amount	$ 88,630,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$28,287,324
Number of Holdings	7,494
Net Advisory Fees Paid (Thousands)	$88,630
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.2%
Tencent Holdings Ltd.	2.9%
Samsung Electronics Co. Ltd.	1.6%
Alibaba Group Holding Ltd.	1.1%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.6%
Ping An Insurance Group Co. of China Ltd. H	0.5%
Bharti Airtel Ltd.	0.5%
Petroleo Brasileiro SA	0.5%
ICICI Bank Ltd.	0.5%

Top Countries (% of Total Investments)
China	24.5%
India	21.2%
Taiwan	19.2%
South Korea	10.0%
Brazil	4.0%
Saudi Arabia	3.7%
South Africa	3.2%
Mexico	1.9%
Thailand	1.8%
Indonesia	1.7%
[28],[29]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.43%[1]
[30]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%	[30]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 24.04% for the Portfolio and 27.19% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/15/2021)
Emerging Markets ex China Core Equity Portfolio – Institutional	24.04%	4.20%
MSCI Emerging Markets ex China Index (net div.)	27.19%	1.32%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 900,959,000
Holdings Count | $ / shares	4,486
Advisory Fees Paid, Amount	$ 2,666,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$900,959
Number of Holdings	4,486
Net Advisory Fees Paid (Thousands)	$2,666
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Samsung Electronics Co. Ltd.	1.7%
Infosys Ltd.	0.9%
HDFC Bank Ltd.	0.9%
SK Hynix, Inc.	0.8%
Bharti Airtel Ltd.	0.8%
Vale SA	0.6%
ICICI Bank Ltd.	0.5%
Hon Hai Precision Industry Co. Ltd.	0.5%
MediaTek, Inc.	0.5%

Top Countries (% of Total Investments)
India	28.0%
Taiwan	26.0%
South Korea	13.3%
Brazil	5.0%
Saudi Arabia	4.8%
South Africa	4.2%
Thailand	2.5%
Indonesia	2.5%
Malaysia	2.2%
Mexico	2.2%
[31],[32]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Institutional
Trading Symbol	DFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.36%1,[2]
[33],[34]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%	[33],[34]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.41% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks underperformed growth stocks, and high profitability stocks outperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Portfolio – Institutional	23.41%	5.21%	3.98%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,293,090,000
Holdings Count | $ / shares	2,306
Advisory Fees Paid, Amount	$ 14,439,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,293,090
Number of Holdings	2,306
Net Advisory Fees Paid (Thousands)	$14,439
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Tencent Holdings Ltd.	3.7%
Samsung Electronics Co. Ltd.	2.2%
Alibaba Group Holding Ltd.	1.9%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.8%
PDD Holdings, Inc.	0.7%
ICICI Bank Ltd.	0.7%
Hon Hai Precision Industry Co. Ltd.	0.7%
Bharti Airtel Ltd.	0.7%

Top Countries (% of Total Investments)
China	25.0%
India	20.5%
Taiwan	19.3%
South Korea	10.2%
Brazil	4.0%
Saudi Arabia	3.6%
South Africa	3.0%
Thailand	1.8%
Indonesia	1.7%
Mexico	1.7%
[35],[36]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Portfolio. • Allen Pu no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.61%1,[2]
[37],[38]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%	[37],[38]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 20.44% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks underperformed large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on stocks with smaller market capitalizations detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Small Cap Portfolio – Institutional	20.44%	7.95%	5.57%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,815,970,000
Holdings Count | $ / shares	4,709
Advisory Fees Paid, Amount	$ 20,825,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,815,970
Number of Holdings	4,709
Net Advisory Fees Paid (Thousands)	$20,825
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Industrias CH SAB de CV	0.4%
Suzlon Energy Ltd.	0.4%
Harmony Gold Mining Co. Ltd.	0.4%
Li Ning Co. Ltd.	0.3%
Sunny Optical Technology Group Co. Ltd.	0.3%
Akeso, Inc.	0.3%
Qifu Technology, Inc.	0.3%
Fortis Healthcare Ltd.	0.3%
Dixon Technologies India Ltd.	0.3%
Wuxi Biologics Cayman, Inc.	0.3%

Top Countries (% of Total Investments)
India	25.3%
China	21.4%
Taiwan	18.7%
South Korea	8.9%
Saudi Arabia	4.0%
Brazil	3.7%
South Africa	3.3%
Mexico	2.5%
Indonesia	1.8%
Malaysia	1.5%
[39],[40]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Portfolio. • Allen Pu no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$67	0.60%[1]
[41]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[41]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.82% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets Index. High profitability stocks outperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Focus on small and mid cap stocks detracted.
• Focus on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/14/2018)
Emerging Markets Targeted Value Portfolio – Institutional	21.82%	7.95%	7.40%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	5.01%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 264,482,000
Holdings Count | $ / shares	3,245
Advisory Fees Paid, Amount	$ 1,107,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$264,482
Number of Holdings	3,245
Net Advisory Fees Paid (Thousands)	$1,107
Portfolio Turnover Rate	30%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Geely Automobile Holdings Ltd.	0.7%
Shriram Finance Ltd.	0.6%
Wuxi Biologics Cayman, Inc.	0.6%
China Mengniu Dairy Co. Ltd.	0.5%
China Overseas Land & Investment Ltd.	0.4%
Tata Consumer Products Ltd.	0.4%
Etihad Etisalat Co.	0.4%
Shin Kong Financial Holding Co. Ltd.	0.3%
Vipshop Holdings Ltd.	0.3%
Li Ning Co. Ltd.	0.3%

Top Countries (% of Total Investments)
China	24.1%
India	23.2%
Taiwan	18.5%
South Korea	10.5%
Saudi Arabia	3.8%
Brazil	3.1%
South Africa	2.9%
Malaysia	2.0%
Mexico	1.9%
Indonesia	1.9%
[42],[43]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.85% to 0.58%.
Effective February 28, 2024:
• Mary Phillips was added as a portfolio manager to the Portfolio.
• Allen Pu no longer serves as a portfolio manager to the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Value Portfolio
Class Name	Institutional
Trading Symbol	DFEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.45%1,[2]
[44],[45]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%	[44],[45]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.14% for the Portfolio and 22.58% for the MSCI Emerging Markets Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap value stocks outperformed large cap value stocks. High profitability stocks outperformed low profitability stocks within large caps and small caps.
  Relative to the benchmark, the Portfolio’s:
• Focus on small value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Value Portfolio – Institutional	23.14%	6.96%	4.52%
MSCI Emerging Markets Index (net div.)[1]	25.32%	3.93%	3.43%
MSCI Emerging Markets Value Index (net div.)	22.58%	4.08%	2.52%
[46]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 11,012,141,000
Holdings Count | $ / shares	3,558
Advisory Fees Paid, Amount	$ 41,147,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,012,141
Number of Holdings	3,558
Net Advisory Fees Paid (Thousands)	$41,147
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Reliance Industries Ltd.	3.0%
China Construction Bank Corp. H	2.5%
Hon Hai Precision Industry Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
Samsung Electronics Co. Ltd.	1.4%
Axis Bank Ltd.	1.3%
HDFC Bank Ltd.	1.2%
Ping An Insurance Group Co. of China Ltd. H	1.2%
Bank of China Ltd. H	1.1%
KB Financial Group, Inc.	1.0%

Top Countries (% of Total Investments)
China	26.1%
Taiwan	20.0%
India	19.6%
South Korea	10.7%
Brazil	3.5%
Saudi Arabia	3.3%
South Africa	3.0%
Mexico	2.2%
Thailand	1.7%
Indonesia	1.7%
[47],[48]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Mary Phillips was added as a portfolio manager to the Portfolio. • Allen Pu no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Enhanced U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Enhanced U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.15%[1]
[49]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%	[49]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 38.62% for the Portfolio and 38.02% for the S&P 500 Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Inclusion of corporate bonds, within the fixed income collateral pool, contributed positively to relative performance as the corporate bonds outperformed the financing cost of the S&P futures.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Enhanced U.S. Large Company Portfolio – Institutional	38.62%	13.81%	12.25%
S&P 500® Index[1]	38.02%	15.27%	13.00%
[50]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 218,511,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 196,000
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$218,511
Number of Holdings	130
Net Advisory Fees Paid (Thousands)	$196
Portfolio Turnover Rate	49%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
U.S. Treasury Notes 4.712% due 10/31/25	8.5%
U.S. Treasury Notes 4.787% due 01/31/26	5.5%
U.S. Treasury Notes 4.692% due 04/30/26	3.7%
Landeskreditbank Baden-Wuerttemberg Foerderbank (Germany) 6.231% due 02/23/26 (1 day GBP SONIA Compounded + 1.250%)	2.3%
U.S. Treasury Notes 4.711% due 04/30/25	2.3%
Westpac Banking Corp. (Australia) 2.350% due 02/19/25	1.8%
Kommunalbanken AS (Norway) 5.906% due 06/17/26	1.5%
ERAC USA Finance LLC 3.850% due 11/15/24	1.4%
Nestle Finance International Ltd. –% due 12/12/24	1.4%
DNB Bank ASA (Norway) –% due 12/19/24	1.4%

Sector Allocation (% of Total Investments)
Financials	37.3%
U.S. Government	37.2%
Consumer, Non-cyclical	9.5%
Energy	5.6%
Utilities	4.4%
Consumer, Cyclical	3.4%
Industrials	2.0%
Communications	0.6%
[51],[52]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Small Company Portfolio
Class Name	Institutional
Trading Symbol	DGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.42%[1]
[53]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%	[53]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 28.04% for the Portfolio and 28.66% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small value stocks underperformed small growth stocks. High profitability stocks underperformed low profitability stocks within small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalization detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (01/18/2017)
Global Small Company Portfolio – Institutional	28.04%	9.53%	7.85%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	10.42%
MSCI All Country World Small Cap Index (net div.)	28.66%	8.15%	7.84%
[54]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 97,501,000
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 113,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$97,501
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$113
Portfolio Turnover Rate	14%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Small Cap Portfolio	63.5%
The Emerging Markets Small Cap Series	11.3%
The Continental Small Company Series	10.6%
The Japaneese Small Company Series	5.8%
The United Kingdom Small Company Series	3.2%
The Canadian Small Company Series	3.0%
The Asia Pacific Small Company Series	2.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.01% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Core Equity Portfolio – Institutional	22.01%	6.98%	5.71%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 30,958,417,000
Holdings Count | $ / shares	5,147
Advisory Fees Paid, Amount	$ 62,445,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$30,958,417
Number of Holdings	5,147
Net Advisory Fees Paid (Thousands)	$62,445
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	0.9%
Novartis AG	0.8%
TotalEnergies SE	0.8%
Toyota Motor Corp.	0.7%
Nestle SA	0.7%
Novo Nordisk AS B	0.6%
Roche Holding AG	0.6%
Deutsche Telekom AG	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.5%
Royal Bank of Canada	0.5%

Top Countries (% of Total Investments)
Japan	22.0%
United Kingdom	12.3%
Canada	11.0%
Switzerland	7.8%
France	7.5%
Germany	7.2%
Australia	6.4%
Netherlands	3.3%
Denmark	3.0%
Italy	2.8%
[55],[56]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DIHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 18.04% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/16/2017)
International High Relative Profitability Portfolio – Institutional	18.04%	6.47%	5.99%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.84%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,529,047,000
Holdings Count | $ / shares	420
Advisory Fees Paid, Amount	$ 4,030,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,529,047
Number of Holdings	420
Net Advisory Fees Paid (Thousands)	$4,030
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.3%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Novo Nordisk AS B	2.7%
TotalEnergies SE	2.4%
Nestle SA	2.1%
Unilever PLC	1.9%
Sony Group Corp.	1.9%
Hitachi Ltd.	1.4%
BP PLC	1.4%
BHP Group Ltd.	1.3%

Top Countries (% of Total Investments)
Japan	22.7%
United Kingdom	14.0%
Canada	10.6%
France	9.6%
Switzerland	8.2%
Germany	7.0%
Australia	6.6%
Denmark	3.5%
Netherlands	3.5%
Sweden	3.2%
[57],[58]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.07% for the Portfolio and 23.60% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Exclusion of low profitability growth stocks contributed.
• Exclusion of REITs contributed.
• Valuation timing differences between the portfolio and the index detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Small Company Portfolio – Institutional	23.07%	6.29%	6.05%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Cap Index (net div.)	23.60%	4.75%	5.64%
[59]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 12,027,928,000
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 29,728,000
Investment Company Portfolio Turnover	17.00%	[60]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$12,027,928
Number of Holdings	6
Net Advisory Fees Paid (Thousands)	$29,728
Portfolio Turnover Rate	17%*
[60]
Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
The Continental Small Company Series	41.8%
The Japaneese Small Company Series	23.3%
The United Kingdom Small Company Series	12.9%
The Canadian Small Company Series	11.7%
The Asia Pacific Small Company Series	10.3%
[61]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.15% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Vector Equity Portfolio – Institutional	22.15%	7.21%	5.75%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 3,429,184,000
Holdings Count | $ / shares	4,498
Advisory Fees Paid, Amount	$ 10,336,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,429,184
Number of Holdings	4,498
Net Advisory Fees Paid (Thousands)	$10,336
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.2%
Shell PLC	0.7%
Deutsche Telekom AG	0.6%
Novartis AG	0.6%
LVMH Moet Hennessy Louis Vuitton SE	0.6%
Novo Nordisk AS B	0.5%
BHP Group Ltd.	0.5%
Roche Holding AG	0.5%
BASF SE	0.5%
Nestle SA	0.5%

Top Countries (% of Total Investments)
Japan	24.0%
Canada	11.7%
United Kingdom	11.2%
Germany	7.7%
Switzerland	7.7%
France	7.4%
Australia	7.0%
Netherlands	3.3%
Denmark	3.0%
Sweden	2.8%
[62],[63]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Japanese Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japanese Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.40%1,[2]
[64],[65]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[64],[65]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.64% for the Portfolio and 17.19% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Japanese equities had positive returns for the period. As measured by the MSCI Japan indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks underperformed small cap growth stocks. Within small caps, high profitability stocks outperformed low profitability stocks.
  Relative to the benchmark, the Portfolio’s:
• Exclusion of REITs contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.
• Valuation timing differences between the portfolio and the index detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Japanese Small Company Portfolio – Institutional	15.64%	2.79%	5.60%
MSCI Japan Index (net div.)[1]	22.33%	5.30%	6.09%
MSCI Japan Small Cap Index (net div.)	17.19%	2.16%	5.87%
[66]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 217,203,000
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 771,000
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$217,203
Number of Holdings	1,679
Net Advisory Fees Paid (Thousands)	$771
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Tomy Co. Ltd.	0.5%
NET One Systems Co. Ltd.	0.4%
Food & Life Cos. Ltd.	0.4%
Nagase & Co. Ltd.	0.4%
Nichias Corp.	0.4%
Hirogin Holdings, Inc.	0.4%
Nissui Corp.	0.3%
NSD Co. Ltd.	0.3%
Daiwabo Holdings Co. Ltd.	0.3%
EXEO Group, Inc.	0.3%

Top Countries (% of Total Investments)
Japan	100.0%
[67],[68]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Large Cap International Portfolio
Class Name	Institutional
Trading Symbol	DFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap International Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.59% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on high profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Large Cap International Portfolio – Institutional	22.59%	7.02%	5.49%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,940,835,000
Holdings Count | $ / shares	1,221
Advisory Fees Paid, Amount	$ 8,258,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,940,835
Number of Holdings	1,221
Net Advisory Fees Paid (Thousands)	$8,258
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Novo Nordisk AS B	1.8%
Roche Holding AG	1.3%
Shell PLC	1.3%
Nestle SA	1.1%
TotalEnergies SE	1.0%
LVMH Moet Hennessy Louis Vuitton SE	0.9%
Toyota Motor Corp.	0.9%
ASML Holding NV	0.8%
Deutsche Telekom AG	0.7%
Sony Group Corp.	0.6%

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	13.2%
Canada	11.2%
France	9.1%
Switzerland	8.5%
Germany	7.8%
Australia	6.7%
Netherlands	3.7%
Denmark	3.1%
Sweden	2.8%
[69],[70]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Selectively Hedged Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DSHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Selectively Hedged Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.32%[1]
[71]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.32%	[71]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.12% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
  Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalization detracted.
• Emphasis on value stocks detracted.
  • Greater weight in Emerging Markets detracted.
• Selective currency hedging detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Selectively Hedged Global Equity Portfolio – Institutional	30.12%	11.71%	9.25%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	8.86%
MSCI All Country World Index (net div.)	32.79%	11.08%	9.06%
[72]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 298,635,000
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 140,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$298,635
Number of Holdings	3
Net Advisory Fees Paid (Thousands)	$140
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	59.0%
International Core Equity Portfolio	23.8%
Emerging Markets Core Equity Portfolio	17.2%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 1 Portfolio
Class Name	Institutional
Trading Symbol	DFEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Core Equity 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.15%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 36.48% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Core Equity 1 Portfolio – Institutional	36.48%	14.54%	11.96%
Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 35,281,541,000
Holdings Count | $ / shares	2,458
Advisory Fees Paid, Amount	$ 40,049,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$35,281,541
Number of Holdings	2,458
Net Advisory Fees Paid (Thousands)	$40,049
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.7%
Apple, Inc.	5.1%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.4%
Meta Platforms, Inc. A	2.0%
Alphabet, Inc. A	1.4%
JPMorgan Chase & Co.	1.4%
Exxon Mobil Corp.	1.4%
Alphabet, Inc. C	1.3%
Berkshire Hathaway, Inc. B	1.2%

Sector Allocation (% of Total Investments)
Information Technology	25.5%
Financials	16.0%
Industrials	12.9%
Consumer Discretionary	10.4%
Health Care	9.8%
Communication Services	8.0%
Consumer Staples	5.9%
Energy	5.2%
Materials	3.5%
Utilities	2.5%
Real Estate	0.3%
[73],[74]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.18%[1]
[75]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%	[75]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 36.20% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Core Equity 2 Portfolio – Institutional	36.20%	14.47%	11.41%
Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 33,734,496,000
Holdings Count | $ / shares	2,446
Advisory Fees Paid, Amount	$ 49,322,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$33,734,496
Number of Holdings	2,446
Net Advisory Fees Paid (Thousands)	$49,322
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	4.5%
Meta Platforms, Inc. A	2.1%
Amazon.com, Inc.	1.8%
JPMorgan Chase & Co.	1.2%
Alphabet, Inc. A	1.2%
Berkshire Hathaway, Inc. B	1.1%
Exxon Mobil Corp.	1.1%
Eli Lilly & Co.	1.0%

Sector Allocation (% of Total Investments)
Information Technology	24.8%
Financials	16.6%
Industrials	14.2%
Health Care	10.1%
Consumer Discretionary	9.6%
Communication Services	7.1%
Consumer Staples	5.9%
Energy	5.2%
Materials	4.0%
Utilities	2.1%
Real Estate	0.4%
[76],[77]
Material Fund Change [Text Block]
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.26% to 0.18%.
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DURPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.23%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 36.16% for the Portfolio and 38.07% for the Russell 1000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
• Focus on high profitability stocks contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/16/2017)
U.S. High Relative Profitability Portfolio – Institutional	36.16%	15.03%	14.89%
Russell 1000® Index	38.07%	15.00%	14.00%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 5,286,558,000
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 9,640,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,286,558
Number of Holdings	147
Net Advisory Fees Paid (Thousands)	$9,640
Portfolio Turnover Rate	13%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.3%
Apple, Inc.	5.3%
Eli Lilly & Co.	4.6%
Microsoft Corp.	4.5%
Visa, Inc. A	4.0%
AbbVie, Inc.	3.1%
Costco Wholesale Corp.	3.0%
Mastercard, Inc. A	3.0%
Home Depot, Inc.	2.8%
PepsiCo, Inc.	2.1%

Sector Allocation (% of Total Investments)
Information Technology	27.4%
Industrials	17.9%
Health Care	15.8%
Financials	11.2%
Consumer Staples	10.8%
Consumer Discretionary	10.3%
Energy	4.3%
Materials	1.0%
Utilities	0.8%
Communication Services	0.5%
[78],[79]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Equity Portfolio
Class Name	Institutional
Trading Symbol	DUSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.14%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 38.22% for the Portfolio and 38.07% for the Russell 1000® Index, the Portfolio’s benchmark
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on high profitability stocks contributed.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Cap Equity Portfolio – Institutional	38.22%	15.04%	12.47%
Russell 1000® Index	38.07%	15.00%	12.75%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,869,428,000
Holdings Count | $ / shares	560
Advisory Fees Paid, Amount	$ 1,787,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,869,428
Number of Holdings	560
Net Advisory Fees Paid (Thousands)	$1,787
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.0%
Apple, Inc.	4.9%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. A	2.5%
Alphabet, Inc. A	2.2%
Alphabet, Inc. C	1.8%
JPMorgan Chase & Co.	1.3%
Exxon Mobil Corp.	1.2%
Eli Lilly & Co.	1.2%

Sector Allocation (% of Total Investments)
Information Technology	27.5%
Financials	14.1%
Industrials	11.1%
Health Care	10.4%
Consumer Discretionary	10.0%
Communication Services	9.3%
Consumer Staples	6.6%
Energy	4.6%
Utilities	3.3%
Materials	2.9%
Real Estate	0.2%
[80],[81]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.23%1,[2]
[82],[83]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%	[82],[83]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.21% for the Portfolio and 30.98% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Cap Value Portfolio – Institutional	30.21%	10.36%	8.98%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
[84]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 24,540,594,000
Holdings Count | $ / shares	334
Advisory Fees Paid, Amount	$ 45,547,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$24,540,594
Number of Holdings	334
Net Advisory Fees Paid (Thousands)	$45,547
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.2%
Berkshire Hathaway, Inc. B	2.5%
Chevron Corp.	1.8%
Cisco Systems, Inc.	1.7%
UnitedHealth Group, Inc.	1.3%
Comcast Corp. A	1.3%
Goldman Sachs Group, Inc.	1.3%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%

Sector Allocation (% of Total Investments)
Financials	24.3%
Health Care	14.8%
Industrials	13.4%
Energy	12.6%
Information Technology	9.6%
Materials	7.8%
Communication Services	6.4%
Consumer Staples	5.2%
Consumer Discretionary	5.1%
Real Estate	0.6%
Utilities	0.2%
[85],[86]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Micro Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.12% for the Portfolio and 34.07% for the Russell 2000® Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on micro cap stocks detracted, as the index held several holdings that were larger than our micro cap definition, which outperformed.
• Exclusion of stocks with high asset growth detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Micro Cap Portfolio – Institutional	31.12%	11.19%	8.90%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
[87]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 7,385,079,000
Holdings Count | $ / shares	1,632
Advisory Fees Paid, Amount	$ 26,737,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,385,079
Number of Holdings	1,632
Net Advisory Fees Paid (Thousands)	$26,737
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
CorVel Corp.	0.6%
CNX Resources Corp.	0.5%
Piper Sandler Cos.	0.5%
Boise Cascade Co.	0.5%
Matson, Inc.	0.5%
IES Holdings, Inc.	0.4%
U.S. Lime & Minerals, Inc.	0.4%
Carpenter Technology Corp.	0.4%
First BanCorp	0.4%
Plexus Corp.	0.4%

Sector Allocation (% of Total Investments)
Financials	22.9%
Industrials	19.7%
Consumer Discretionary	14.5%
Health Care	11.6%
Information Technology	10.9%
Materials	5.5%
Energy	4.9%
Consumer Staples	3.4%
Communication Services	3.0%
Utilities	2.3%
Real Estate	1.3%
[88],[89]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.27%[1]
[90]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%	[90]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.65% for the Portfolio and 34.07% for the Russell 2000® Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as the index held several holdings that were larger than our small cap definition, which outperformed.
• Exclusion of stocks with high asset growth detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Small Cap Portfolio – Institutional	31.65%	11.42%	8.85%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
[91]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 16,213,648,000
Holdings Count | $ / shares	1,985
Advisory Fees Paid, Amount	$ 37,584,000
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$16,213,648
Number of Holdings	1,985
Net Advisory Fees Paid (Thousands)	$37,584
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.5%
Mueller Industries, Inc.	0.3%
Ensign Group, Inc.	0.3%
Taylor Morrison Home Corp.	0.3%
Carpenter Technology Corp.	0.3%
AAON, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fabrinet	0.3%
Simpson Manufacturing Co., Inc.	0.3%
Element Solutions, Inc.	0.3%

Sector Allocation (% of Total Investments)
Financials	21.7%
Industrials	21.5%
Consumer Discretionary	14.4%
Information Technology	11.9%
Health Care	9.0%
Materials	6.5%
Energy	4.8%
Consumer Staples	4.4%
Utilities	2.9%
Communication Services	2.4%
Real Estate	0.5%
[92],[93]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, a contractual expense limitation for the Portfolio of 0.27% was instituted.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.31%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.08% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Small Cap Value Portfolio – Institutional	30.08%	13.65%	8.65%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
[94]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 16,447,839,000
Holdings Count | $ / shares	1,009
Advisory Fees Paid, Amount	$ 43,087,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$16,447,839
Number of Holdings	1,009
Net Advisory Fees Paid (Thousands)	$43,087
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taylor Morrison Home Corp.	0.8%
Jackson Financial, Inc. A	0.7%
U.S. Steel Corp.	0.7%
DT Midstream, Inc.	0.6%
Expand Energy Corp.	0.6%
Invesco Ltd.	0.6%
Assured Guaranty Ltd.	0.6%
Avnet, Inc.	0.5%
Meritage Homes Corp.	0.5%
MGIC Investment Corp.	0.5%

Sector Allocation (% of Total Investments)
Financials	28.9%
Industrials	18.2%
Consumer Discretionary	15.7%
Energy	10.8%
Materials	7.7%
Information Technology	5.8%
Health Care	4.4%
Consumer Staples	4.2%
Communication Services	2.9%
Real Estate	1.0%
Utilities	0.4%
[95],[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DFFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.29%[1]
[97]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%	[97]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 28.86% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Targeted Value Portfolio – Institutional	28.86%	13.33%	8.98%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
[98]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 13,344,378,000
Holdings Count | $ / shares	1,465
Advisory Fees Paid, Amount	$ 34,175,000
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$13,344,378
Number of Holdings	1,465
Net Advisory Fees Paid (Thousands)	$34,175
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	1.0%
Unum Group	0.7%
SoFi Technologies, Inc.	0.6%
Ally Financial, Inc.	0.5%
TD SYNNEX Corp.	0.5%
Coherent Corp.	0.5%
WESCO International, Inc.	0.5%
Taylor Morrison Home Corp.	0.5%
First Horizon Corp.	0.5%
Lithia Motors, Inc.	0.5%

Sector Allocation (% of Total Investments)
Financials	30.3%
Industrials	16.7%
Consumer Discretionary	14.2%
Energy	9.9%
Information Technology	7.4%
Materials	7.2%
Health Care	5.0%
Consumer Staples	4.4%
Communication Services	3.2%
Real Estate	1.3%
Utilities	0.4%
[99],[100]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.50% to 0.29%.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.81% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Vector Equity Portfolio – Institutional	31.81%	12.07%	9.26%
Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,862,976,000
Holdings Count | $ / shares	2,182
Advisory Fees Paid, Amount	$ 11,874,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,862,976
Number of Holdings	2,182
Net Advisory Fees Paid (Thousands)	$11,874
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	4.1%
Apple, Inc.	4.0%
Microsoft Corp.	3.3%
Meta Platforms, Inc. A	2.0%
Amazon.com, Inc.	1.4%
Alphabet, Inc. A	0.9%
Alphabet, Inc. C	0.9%
JPMorgan Chase & Co.	0.8%
Eli Lilly & Co.	0.7%
Exxon Mobil Corp.	0.6%

Sector Allocation (% of Total Investments)
Financials	21.1%
Information Technology	18.2%
Industrials	14.6%
Consumer Discretionary	10.8%
Health Care	8.5%
Energy	7.5%
Communication Services	7.1%
Materials	5.7%
Consumer Staples	5.0%
Utilities	1.0%
Real Estate	0.5%
[101],[102]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective February 28, 2024: • Allen Pu was added as a portfolio manager to the Portfolio. • Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	United Kingdom Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the United Kingdom Small Company Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	0.51%1,[2]
[103],[104]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%	[103],[104]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.58% for the Portfolio and 31.12% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
United Kingdom equities had positive returns for the period. As measured by the MSCI United Kingdom indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and small value stocks outperformed small growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Exclusion of low profitability growth stocks contributed.
• Exclusion of small cap stocks with high asset growth contributed.
• Exclusion of REITs contributed.
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
United Kingdom Small Company Portfolio – Institutional	31.58%	4.02%	3.73%
MSCI United Kingdom Index (net div.)[1]	21.62%	6.09%	3.76%
MSCI United Kingdom Small Cap Index (net div.)	31.12%	1.50%	3.10%
[105]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 20,983,000
Holdings Count | $ / shares	303
Advisory Fees Paid, Amount	$ 74,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$20,983
Number of Holdings	303
Net Advisory Fees Paid (Thousands)	$74
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	1.8%
Britvic PLC	1.7%
Persimmon PLC	1.6%
Hargreaves Lansdown PLC	1.6%
Cranswick PLC	1.5%
Vistry Group PLC	1.5%
Hiscox Ltd.	1.4%
Greggs PLC	1.4%
Bellway PLC	1.3%
IG Group Holdings PLC	1.3%

Top Countries (% of Total Investments)
United Kingdom	100.0%
[106],[107]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.27%[1]
[108]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%	[108]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.94% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends), the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalization detracted.
• Emphasis on value stocks detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
World Core Equity Portfolio – Institutional	30.94%	11.28%	9.00%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	8.86%
MSCI All Country World Index (net div.)	32.79%	11.08%	9.06%
[109]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 1,129,123,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 515,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,129,123
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$515
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	63.5%
International Core Equity Portfolio	25.2%
Emerging Markets Core Equity Portfolio	11.3%
[110]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.10% for the Portfolio and 24.25% for the MSCI All Country World ex USA IMI Index (net dividends), the Portfolio’s all cap benchmark (‘benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks underperformed low profitability stocks within large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on stocks with high profitability, particularly within value stocks, detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
World ex U.S. Core Equity Portfolio – Institutional	22.10%	6.96%	5.41%
MSCI All Country World ex USA IMI Index (net div.)[1]	24.25%	5.83%	4.92%
MSCI All Country World ex USA Index (net div.)	24.33%	5.78%	4.79%
[111]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 4,066,463,000
Holdings Count | $ / shares	10,892
Advisory Fees Paid, Amount	$ 9,881,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,066,463
Number of Holdings	10,892
Net Advisory Fees Paid (Thousands)	$9,881
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9%
Novo Nordisk AS B	0.7%
Shell PLC	0.7%
TotalEnergies SE	0.6%
Toyota Motor Corp.	0.6%
Tencent Holdings Ltd.	0.5%
Nestle SA	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5%
Samsung Electronics Co. Ltd.	0.5%
Deutsche Telekom AG	0.4%

Top Countries (% of Total Investments)
Japan	15.2%
United Kingdom	8.4%
China	7.8%
Canada	7.8%
India	7.0%
Taiwan	6.3%
Switzerland	5.4%
France	5.3%
Germany	5.1%
Australia	4.5%
[112],[113]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DWUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.91% for the Portfolio and 22.44% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap and mid cap stocks, a subset of large cap stocks, underperformed large caps, and small and mid cap value stocks underperformed small and mid cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks contributed, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which underperformed.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
World ex U.S. Targeted Value Portfolio – Institutional	22.91%	7.43%	5.61%
MSCI All Country World ex USA IMI Index (net div.)[1]	24.25%	5.83%	4.92%
MSCI All Country World ex USA SMID Value Index (net div.)	22.44%	5.46%	4.79%
[114]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Aug. 26, 2024
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 712,102,000
Holdings Count | $ / shares	5,164
Advisory Fees Paid, Amount	$ 2,850,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$712,102
Number of Holdings	5,164
Net Advisory Fees Paid (Thousands)	$2,850
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Covestro AG	0.5%
Banco de Sabadell SA	0.4%
Bank of Ireland Group PLC	0.4%
Barratt Redrow PLC	0.4%
DS Smith PLC	0.4%
Sandoz Group AG	0.4%
Julius Baer Group Ltd.	0.4%
Ageas SA	0.4%
Banco BPM SpA	0.4%
Baloise Holding AG	0.4%

Top Countries (% of Total Investments)
Japan	15.6%
United Kingdom	10.1%
Canada	8.4%
India	7.0%
China	6.9%
Taiwan	5.1%
Switzerland	5.0%
Australia	4.7%
France	4.0%
Germany	3.7%
[115],[116]
Material Fund Change [Text Block]	How Did the Portfolio Change? Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Value Portfolio
Class Name	Institutional
Trading Symbol	DFWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the World ex U.S. Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.38%[1]
[117]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%	[117]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.36% for the Portfolio and 23.51% for the MSCI All Country World ex USA IMI Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global ex U.S. stocks had positive returns for the period. As measured by the MSCI All Country World ex USA IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
World ex U.S. Value Portfolio – Institutional	22.36%	7.88%	5.17%
MSCI All Country World ex USA IMI Index (net div.)[1]	24.25%	5.83%	4.92%
MSCI All Country World ex USA IMI Value Index (net div.)	23.51%	6.11%	4.17%
MSCI All Country World ex USA Value Index (net div.)	23.56%	6.05%	3.95%
[118]
No Deduction of Taxes [Text Block]	The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit https://www.dimensional.com/us-en/funds for more recent performance information.
Net Assets	$ 282,628,000
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 366,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$282,628
Number of Holdings	3
Net Advisory Fees Paid (Thousands)	$366
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
The DFA International Value Series	59.6%
Dimensional Emerging Markets Value Fund	31.8%
DFA International Small Cap Value Portfolio	8.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[2]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
1	The Portfolio has added this index in response to new regulatory requirements.

[4]
Excludes short-term investments and collateral for loaned securities.

[5]
Excludes short-term investments and collateral for loaned securities.

[6]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[7]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[8]
1	The Portfolio has added this index in response to new regulatory requirements.

[9]
Excludes short-term investments and collateral for loaned securities.

[10]
Excludes short-term investments and collateral for loaned securities.

[11]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[12]
1	The Portfolio has added this index in response to new regulatory requirements.

[13]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[14]
1	The Portfolio has added this index in response to new regulatory requirements.

[15]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[16]
Excludes short-term investments and collateral for loaned securities.

[17]
1	The Portfolio has added this index in response to new regulatory requirements.

[18]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[19]
Excludes short-term investments and collateral for loaned securities.

[20]
Excludes short-term investments and collateral for loaned securities.

[21]
1	The Portfolio has added this index in response to new regulatory requirements.

[22]
Excludes short-term investments and collateral for loaned securities.

[23]
Excludes short-term investments and collateral for loaned securities.

[24]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[25]
1	The Portfolio has added this index in response to new regulatory requirements.

[26]
Excludes short-term investments and collateral for loaned securities.

[27]
Excludes short-term investments and collateral for loaned securities.

[28]
Excludes short-term investments and collateral for loaned securities.

[29]
Excludes short-term investments and collateral for loaned securities.

[30]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[31]
Excludes short-term investments and collateral for loaned securities.

[32]
Excludes short-term investments and collateral for loaned securities.

[33]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[34]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[35]
Excludes short-term investments and collateral for loaned securities.

[36]
Excludes short-term investments and collateral for loaned securities.

[37]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[38]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[39]
Excludes short-term investments and collateral for loaned securities.

[40]
Excludes short-term investments and collateral for loaned securities.

[41]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[42]
Excludes short-term investments and collateral for loaned securities.

[43]
Excludes short-term investments and collateral for loaned securities.

[44]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[45]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[46]
1	The Portfolio has added this index in response to new regulatory requirements.

[47]
Excludes short-term investments and collateral for loaned securities.

[48]
Excludes short-term investments and collateral for loaned securities.

[49]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[50]
1	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[51]
Excludes short-term investments and collateral for loaned securities.

[52]
Excludes short-term investments and collateral for loaned securities.

[53]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[54]
1	The Portfolio has added this index in response to new regulatory requirements.

[55]
Excludes short-term investments and collateral for loaned securities.

[56]
Excludes short-term investments and collateral for loaned securities.

[57]
Excludes short-term investments and collateral for loaned securities.

[58]
Excludes short-term investments and collateral for loaned securities.

[59]
1	The Portfolio has added this index in response to new regulatory requirements.

[60]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[61]
Excludes cash investments.

[62]
Excludes short-term investments and collateral for loaned securities.

[63]
Excludes short-term investments and collateral for loaned securities.

[64]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[65]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[66]
1	The Portfolio has added this index in response to new regulatory requirements.

[67]
Excludes short-term investments and collateral for loaned securities.

[68]
Excludes short-term investments and collateral for loaned securities.

[69]
Excludes short-term investments and collateral for loaned securities.

[70]
Excludes short-term investments and collateral for loaned securities.

[71]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[72]
1	The Portfolio has added this index in response to new regulatory requirements.

[73]
Excludes short-term investments and collateral for loaned securities.

[74]
Excludes short-term investments and collateral for loaned securities.

[75]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[76]
Excludes short-term investments and collateral for loaned securities.

[77]
Excludes short-term investments and collateral for loaned securities.

[78]
Excludes short-term investments and collateral for loaned securities.

[79]
Excludes short-term investments and collateral for loaned securities.

[80]
Excludes short-term investments and collateral for loaned securities.

[81]
Excludes short-term investments and collateral for loaned securities.

[82]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[83]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[84]
1	The Portfolio has added this index in response to new regulatory requirements.

[85]
Excludes short-term investments and collateral for loaned securities.

[86]
Excludes short-term investments and collateral for loaned securities.

[87]
1	The Portfolio has added this index in response to new regulatory requirements.

[88]
Excludes short-term investments and collateral for loaned securities.

[89]
Excludes short-term investments and collateral for loaned securities.

[90]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[91]
1	The Portfolio has added this index in response to new regulatory requirements.

[92]
Excludes short-term investments and collateral for loaned securities.

[93]
Excludes short-term investments and collateral for loaned securities.

[94]
1	The Portfolio has added this index in response to new regulatory requirements.

[95]
Excludes short-term investments and collateral for loaned securities.

[96]
Excludes short-term investments and collateral for loaned securities.

[97]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[98]
1	The Portfolio has added this index in response to new regulatory requirements.

[99]
Excludes short-term investments and collateral for loaned securities.

[100]
Excludes short-term investments and collateral for loaned securities.

[101]
Excludes short-term investments and collateral for loaned securities.

[102]
Excludes short-term investments and collateral for loaned securities.

[103]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[104]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[105]
1	The Portfolio has added this index in response to new regulatory requirements.

[106]
Excludes short-term investments and collateral for loaned securities.

[107]
Excludes short-term investments and collateral for loaned securities.

[108]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[109]
1	The Portfolio has added this index in response to new regulatory requirements.

[110]
Excludes short-term investments and collateral for loaned securities.

[111]
1	The Portfolio has added this index in response to new regulatory requirements.

[112]
Excludes short-term investments and collateral for loaned securities.

[113]
Excludes short-term investments and collateral for loaned securities.

[114]
1	The Portfolio has added this index in response to new regulatory requirements.

[115]
Excludes short-term investments and collateral for loaned securities.

[116]
Excludes short-term investments and collateral for loaned securities.

[117]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[118]
1	The Portfolio has added this index in response to new regulatory requirements.